Exchange Act-Forms
                                    FORM 13F

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                                                   OMB Number:      3235-0006
                                                   Expires:  October 31, 2000
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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 6/30/00
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Vanguard V Venture Partners, L.L.C.
________________________________________________________________________________

Address:  525 University Avenue, Suite 600, Palo Alto, CA  94301________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:  28-05385_________________________________________________

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:  Curtis K. Myers

Title:  Member

Phone:  650 321-2900

Signature, Place, and Date of Signing:

/s/ Curtis K. Myers_____________________________________________________________
[Signature]

Palo Alto, CA___________________________________________________________________
[City, State]

August 11, 2000_________________________________________________________________
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
                                                --------------

Form 13F Information Table Entry Total:                      2
                                                --------------

Form 13F Information Table Value Total:               $219,120
                                                --------------
                                                    (thousands)

List of Other Included Managers:

    NONE

                                            FORM 13F INFORMATION TABLE

                                                                                                              Voting Authority
                                                            Value      Shares/ Sh/ Put/ Invstmt  Other    ------------------------
      Name of Issuer         Title of class CUSIP         (x$1000)     PrnAmt  Prn Call Dscretn Managers    Sole     Shared   None
---------------------------- -------------- ---------     -------    --------- --  ---  ------- --------  --------   ------   ----
   Cobalt Networks           Common         19074R101      105,242   1,818,279 SH       Sole              1,818,279    0        0
   Digital Island            Common         25385N101      113,878   2,341,727 SH       Sole              2,341,727    0        0